TrueShares ESG Active Opportunities ETF
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Apparel - 1.4%
NIKE, Inc. - Class B	1,016	$84,450

Auto Manufacturers - 5.0%
Tesla, Inc. (a)	1,150	305,038

Banks - 3.2%
JPMorgan Chase & Co.	912	95,304
Truist Financial Corp.	2,235	97,312
		192,616
Beverages - 1.7%
PepsiCo, Inc.	640	104,486

Biotechnology - 1.3%
Amgen, Inc.	184	41,474
Gilead Sciences, Inc.	601	37,076
		78,550
Chemicals - 1.6%
International Flavors & Fragrances, Inc.	1,064	96,643

Commercial Services - 3.5%
Block, Inc. (a)	818	44,982
Moody's Corp.	192	46,677
PayPal Holdings, Inc. (a)	565	48,630
S&P Global, Inc.	232	70,841
		211,130
Computers - 3.2%
Apple, Inc.	1,383	191,131

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	439	30,840

Distribution & Wholesale - 3.2%
WW Grainger, Inc.	397	194,208

Diversified Financial Services - 5.5%
American Express Co.	1,152	155,416
BlackRock, Inc.	136	74,838
Mastercard, Inc. - Class A	360	102,362
		332,616
Electric - 1.1%
Eversource Energy	832	64,863

Energy, Alternate Sources - 5.1%
Enphase Energy, Inc. (a)	1,103	306,049

Food - 2.8%
Sysco Corp.	2,390	168,997

Healthcare Products - 3.9%
Abbott Laboratories	1,273	123,175
Thermo Fisher Scientific, Inc.	222	112,596
		235,771
Healthcare Services - 1.8%
UnitedHealth Group, Inc.	219	110,604

Insurance - 2.3%
The Allstate Corp.	1,114	138,726

Internet - 8.7%
Alphabet, Inc. - Class A (a)	1,867	178,579
Amazon.com, Inc. (a)	1,032	116,616
Booking Holdings, Inc. (a)	49	80,517
Netflix, Inc. (a)	152	35,787
Twitter, Inc. (a)	848	37,176
Uber Technologies, Inc. (a)	3,043	80,640
		529,315
Machinery Diversified - 2.9%
Rockwell Automation, Inc.	819	176,175

Media - 1.7%
The Walt Disney Co. (a)	1,077	101,593

Miscellaneous Manufacturing - 1.4%
Illinois Tool Works, Inc.	471	85,086

Pharmaceuticals - 7.3%
AbbVie, Inc.	754	101,194
AmerisourceBergen Corp.	1,095	148,186
Cardinal Health, Inc.	1,277	85,150
Johnson & Johnson	264	43,127
Merck & Co., Inc.	449	38,668
Zoetis, Inc.	192	28,472
		444,797
Real Estate - 0.5%
CBRE Group, Inc. - Class A	426	28,759

Retail - 7.9%
Costco Wholesale Corp.	383	180,879
Starbucks Corp.	234	64,570
Target Corp.	1,264	106,505
The Home Depot, Inc.	434	64,401
Tractor Supply Co.	336	62,456
		478,811
Semiconductors - 5.4%
Advanced Micro Devices, Inc. (a)	941	59,622
Lam Research Corp.	194	71,004
NVIDIA Corp.	1,008	122,361
QUALCOMM, Inc.	656	74,115
		327,102
Software - 9.0%
Adobe, Inc. (a)	243	66,874
Electronic Arts, Inc.	660	76,369
Intuit, Inc.	184	71,267
Microsoft Corp.	877	204,253
MSCI, Inc.	265	111,774
Zoom Video Communications, Inc. - Class A (a)	244	17,956
		548,493
Telecommunications - 1.7%
AT&T, Inc.	2,876	44,118
Verizon Communications, Inc.	1,586	60,220
		104,338
Transportation - 1.4%
Expeditors International of Washington, Inc.	926	81,775
TOTAL COMMON STOCKS (Cost $5,501,426)		5,752,962

Real Estate Investment Trusts - 3.8%
AvalonBay Communities, Inc.	561	103,331
Prologis, Inc.	1,222	124,155
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $244,634)		227,486

MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 2.87% (b)	75,035	75,035
TOTAL MONEY MARKET FUNDS (Cost $75,035)		75,035

TOTAL INVESTMENTS (Cost $5,821,095) - 100.0%		6,055,483
Other assets and liabilities, net - 0.0%		2,024
TOTAL NET ASSETS - 100.0%		$6,057,507

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,752,962	$-	$-	$5,752,962
Real Estate Investment Trusts	227,486	-	-	227,486
Money Market Funds	75,035	-	-	75,035
Total Investments - Assets	$6,055,483	$-	$-	$6,055,483

*See Schedule of Investments for industry classifications.